Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of compensation paid or payable to key management for services
	Year ended December 31
	2022	2021	2020
	in USD thousands

Salaries and other short-term employee benefits	737	801	688
Post-employment benefits	57	58	37
Total	794	859	725

Schedule of balances with related parties
	December 31	December 31
	2022	2022
	in USD thousands

Long term loans (see Note 10)	-	882
Current maturities of long term loans	941	220
Other accounts payable and accruals	94	67